Product Warranties (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Product Warranties Disclosures [Abstract]
Maximum length, in years, of a product warranty for it to be recorded in other current liabilities	1 year
Minimum length, in years, of a product warranty for it to be recorded in other noncurrent liabilities	1 year
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at beginning of period	$ 319	$ 256
Accruals for warranties issued during the period	280	279
Accruals from acquisitions and divestitures	0	3
Accruals related to pre-existing warranties (including changes in estimates)	(11)	2
Settlements made (in cash or in kind) during the period	(282)	(218)
Currency translation	(6)	(3)
Balance at end of period	$ 300	$ 319